Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 1	$ 0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	4	1
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), Tax	1	(9)
Other Comprehensive Income (Loss), Tax, Total	2	$ 10
Net investment in United States dollar denominated operations
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200